Shareholders' equity: - (DSU) plan (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Changes in number of Deferred share unit (DSU):
Balance of DSU liability, included in Trade and other payables	$ 2,503,000	$ 2,503,000	$ 761,000	$ 761,000
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))	$ 103,000		$ 73,000
Deferred share unit (DSU) plan
Share-based payments
Threshold number of days, for calculation of volume weighted average trading price	5 days
Threshold number of days, for calculation of weighted average share price for redemption	5 days
Changes in number of Deferred share unit (DSU):
Balance, beginning of year	253,028		234,633
Units granted (1)	71,317		18,395
Paid	(13,280)		0
Balance, end of year	311,065		253,028
Weighted average fair value per unit granted | (per share)	$ 3.66	$ 4.63	$ 11.39	$ 14.51
Weighted average fair value per unit paid | (per share)	$ 5.64	$ 7.13
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))	$ 103,000		$ 73,000
Deferred share unit (DSU) plan | General and administrative expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	$ 1,777,000		$ (993,000)